Related Party Transactions (Details) - USD ($)		12 Months Ended
	Mar. 09, 2018	Dec. 31, 2019	Dec. 31, 2018
Key management team
Disclosure of transactions between related parties [line items]
Salaries and other short-term employee benefits		$ 9,800,000	$ 9,300,000
Share-based payments		5,100,000	3,600,000
Related party compensation		14,900,000	12,900,000
Board of Directors
Disclosure of transactions between related parties [line items]
Retainers and fees		1,100,000	900,000
Share-based payments		200,000	300,000
Related party compensation		1,300,000	$ 1,200,000
Fairfax India
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions		$ 47,800,000.0
Performance fee revenue	$ 114,400,000